Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Balance Sheets
Common Stock, Shares Authorized	3,000,000,000	3,000,000,000
Common Stock, Shares Par Value	$ 0.001	$ 0.001
Common Stock, Shares Outstanding	103,492,441	95,651,644